WARRANTS (Tables)	6 Months Ended
Jun. 30, 2025
Warrants
Schedule of warranty liability activity

	June 30, 2025	December 31, 2024
	$	$

Balance at the beginning of period	76,847	874,116
Fair value change of warrants included in earnings	31,005	(797,269)
Total	107,852	76,847

Schedule of warrant activity

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2025	2,239,870	2.14	2.63
Exercisable at January 1, 2025	2,239,870	2.14	2.63
Granted	–	–	–
Exercised / surrendered	–	–	–
Expired	–	–	–
Outstanding at June 30, 2025	2,239,870	2.14	2.38
Exercisable at June 30, 2025	2,239,870	2.14	2.38